Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of the valuation of assets measured at fair value	The valuation of assets measured at fair value at December 31, 2025 and 2024 is summarized below:

	December 31, 2025
(Dollars in Thousands)	Level 1	Level 2	Level 3	Measured at Net Asset Value	Total Fair Value
Collective Trusts	$—	$36,097	$—	$911,463	$947,560
Mutual Fund Shares	16,574	—	—	—	16,574
Kemper ESOP Fund	4,624	—	—	—	4,624
Total Investments at Fair Value	$21,198	$36,097	$—	$911,463	$968,758

	December 31, 2024
(Dollars in Thousands)	Level 1	Level 2	Level 3	Measured at Net Asset Value	Total Fair Value
Collective Trusts	$—	$36,888	$—	$677,898	$714,786
Mutual Fund Shares	148,903	—	—	—	148,903
Kemper ESOP Fund	8,058	—	—	—	8,058
Total Investments at Fair Value	$156,961	$36,888	$—	$677,898	$871,747